Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Office rent	$ (40,763)	$ (1,736)
Voyage revenues	253,661	143,471
Interchart
Related Party Transaction [Line Items]
Voyage expenses	(1,650)	(1,650)
Executive directors
Related Party Transaction [Line Items]
Consultancy fees	(262)	(250)
Non-executive directors
Related Party Transaction [Line Items]
Compensation	(72)	(72)
Combine Marine Ltd. & Alma Properties
Related Party Transaction [Line Items]
Office rent	(19)	(19)
Sydelle Marine Limited | Profit sharing agreement
Related Party Transaction [Line Items]
Voyage revenues	$ (4)	$ (159)